Operating Segments, Geographic Information and Significant Customers (Schedule of Revenue by Major Customers) (Details)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Humana
Revenue, Major Customer [Line Items]
Major customer revenue, percentage	20.00%	22.00%	23.00%
UnitedHealthcare
Revenue, Major Customer [Line Items]
Major customer revenue, percentage	23.00%	19.00%	12.00%
Aetna
Revenue, Major Customer [Line Items]
Major customer revenue, percentage	10.00%	11.00%	11.00%